Schedule of Loss Before Income Tax Expenses (Benefit) for Domestic and Foreign (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Tax Disclosure [Abstract]
Domestic		¥ (52,844)	¥ (49,736)	¥ 316,425
Foreign		221,261	237,075	597,974
Total	$ 23,073	¥ 168,417	¥ 187,339	¥ 914,399